UNITEDSTATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2013

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.):	[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		LaFleur & Godfrey, Inc.
Address:	2900 Charlevoix Drive
		Grand Rapids, MI  49546

Form 13F File Number:	28-12331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Daniel VanTimmeren
Title:		Vice-President
Phone:		616-942-1580

Signature, Place, and Date of Signing:

		Daniel VanTimmeren	Grand Rapids, Michigan	05/08/2013

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting

	manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     5131    48262 SH       Sole                    48262
ABBOTT LABS                    COM              002824100     1506    42631 SH       Sole                    42631
ABBVIE INC. COM                COM              00287Y109     2568    62961 SH       Sole                    62961
APACHE CORP                    COM              037411105     3868    50135 SH       Sole                    50135
APPLE INC COM                  COM              037833100    18866    42619 SH       Sole                    42619
C.H. ROBINSON WORLDWIDE INC    COM              12541W209    13074   219883 SH       Sole                   219883
CF INDS HLDGS INC COM          COM              125269100     6990    36720 SH       Sole                    36720
CHEVRONTEXACO CORP             COM              166764100    17040   143406 SH       Sole                   143406
CHURCH & DWIGHT INC COM        COM              171340102     6982   108025 SH       Sole                   108025
CISCO SYSTEMS INC              COM              17275R102     1369    65511 SH       Sole                    65511
CME GROUP INC COM              COM              12572Q105      960    15640 SH       Sole                    15640
COMMONWEALTH BK AUST SPONSORED COM              202712600     1097    15475 SH       Sole                    15475
CONOCOPHILLIPS                 COM              20825C104     6363   105870 SH       Sole                   105870
COPART INC COM                 COM              217204106     6628   193391 SH       Sole                   193391
DEERE & CO COM                 COM              244199105     5467    63587 SH       Sole                    63587
DENTSPLY INTL INC NEW          COM              249030107     3279    77269 SH       Sole                    77269
DR PEPPER SNAPPLE GRP COM      COM              26138E109     3099    66001 SH       Sole                    66001
E M C CORP MASS                COM              268648102      201     8400 SH       Sole                     8400
ECOLAB INC COM                 COM              278865100    15286   190652 SH       Sole                   190652
EMERSON ELECTRIC CO            COM              291011104      798    14279 SH       Sole                    14279
EXXON  MOBIL CORP              COM              30231G102      544     6033 SH       Sole                     6033
GENTEX CORP                    COM              371901109    26309  1314808 SH       Sole                  1314808
HARMAN INTL INDS INC COM       COM              413086109     1607    36015 SH       Sole                    36015
HARRIS CORP                    COM              413875105      404     8725 SH       Sole                     8725
HOLOGIC INC COM                COM              436440101     4984   220547 SH       Sole                   220547
INTEL CORP                     COM              458140100     2742   125578 SH       Sole                   125578
INTUITIVE SURGICAL INC         COM              46120E602      770     1568 SH       Sole                     1568
JOHNSON & JOHNSON              COM              478160104     8613   105644 SH       Sole                   105644
JOHNSON CONTROLS               COM              478366107     4437   126513 SH       Sole                   126513
JP MORGAN CHASE & CO           COM              46625H100      228     4812 SH       Sole                     4812
LKQ CORP COM                   COM              501889208     5145   236450 SH       Sole                   236450
MASIMO CORP COM                COM              574795100      932    47480 SH       Sole                    47480
MEDTRONIC INC                  COM              585055106      606    12910 SH       Sole                    12910
MICROSOFT CORP                 COM              594918104     1062    37141 SH       Sole                    37141
MONSANTO CO NEW                COM              61166W101     5603    53041 SH       Sole                    53041
NOVARTIS AG-ADR                COM              66987V109     4604    64626 SH       Sole                    64626
PAYCHEX INC                    COM              704326107     6847   195305 SH       Sole                   195305
PEPSICO INC                    COM              713448108     5587    70623 SH       Sole                    70623
PERRIGO CO                     COM              714290103    14477   121919 SH       Sole                   121919
PROCTER & GAMBLE CO            COM              742718109     7650    99268 SH       Sole                    99268
RAYONIER INC COM               COM              754907103     7499   125675 SH       Sole                   125675
RAYTHEON COMPANY               COM              755111507      351     5975 SH       Sole                     5975
RESMED INC COM                 COM              761152107     4778   103056 SH       Sole                   103056
ROYAL BK CDA MONTREAL COM      COM              780087102     2652    43973 SH       Sole                    43973
SOUTHWESTERN ENERGY CO COM     COM              845467109     3072    82438 SH       Sole                    82438
STANLEY BLACK & DECKER COM     COM              854502101     1120    13830 SH       Sole                    13830
STERICYCLE INC COM             COM              858912108     9661    90988 SH       Sole                    90988
STRYKER CORP                   COM              863667101     1629    24976 SH       Sole                    24976
US BANCORP                     COM              902973304      738    21750 SH       Sole                    21750
VALMONT INDS INC COM           COM              920253101     4003    25451 SH       Sole                    25451
VARIAN MED SYS INC COM         COM              92220p105    11800   163888 SH       Sole                   163888
WATSCO INC                     COM              942622200      713     8475 SH       Sole                     8475
WOODWARD INC                   COM              980745103     4765   119847 SH       Sole                   119847
SPDR GOLD TRUST                                 78463V107    16602   107479 SH       Sole                   107479

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	54

Form 13F Information Value Total:	293106 (x$1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.



NONE